Fair value measurement - Assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Debt Securities Available for Sale, at Fair Value	$ 21,561,152	$ 17,648,473
Mortgage servicing rights	118,395	150,906	$ 169,777
Liabilities
Derivatives	(18,925)	(16,619)
US Treasury Securities
Assets
Debt Securities Available for Sale, at Fair Value	10,788,040	12,056,255
Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for Sale, at Fair Value	60,184	122,404
Obligations of Puerto Rico, States and political subdivisions
Assets
Debt Securities Available for Sale, at Fair Value		6,975
Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for Sale, at Fair Value	392,132	586,175
Mortgage Backed Securities
Assets
Debt Securities Available for Sale, at Fair Value	10,320,561	4,876,314
Other
Assets
Debt Securities Available for Sale, at Fair Value	235	350
Recurring
Assets
Debt Securities Available for Sale, at Fair Value	21,561,152	17,648,473
Trading account debt securities, excluding derivatives	36,674	40,321
Equity securities at fair value	29,590	21,327
Mortgage servicing rights	118,395	150,906
Derivatives	20,785	17,966
Total assets measured at fair value on a nonrecurring basis	21,766,596	17,878,993
Liabilities
Derivatives	(18,925)	(16,619)
Total	(18,925)	(16,619)
Recurring | US Treasury Securities
Assets
Debt Securities Available for Sale, at Fair Value	10,788,040	12,056,255
Trading account debt securities, excluding derivatives	11,506	7,083
Recurring | Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for Sale, at Fair Value	60,184	122,404
Recurring | Obligations of Puerto Rico, States and political subdivisions
Assets
Debt Securities Available for Sale, at Fair Value		6,975
Trading account debt securities, excluding derivatives	103	633
Recurring | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for Sale, at Fair Value	392,132	586,175
Recurring | Mortgage Backed Securities
Assets
Debt Securities Available for Sale, at Fair Value	10,320,561	4,876,314
Trading account debt securities, excluding derivatives	24,338	28,556
Recurring | Other
Assets
Debt Securities Available for Sale, at Fair Value	235	350
Trading account debt securities, excluding derivatives	381	3,443
Recurring | CMO
Assets
Trading account debt securities, excluding derivatives	346	606
Recurring | Level 1
Assets
Debt Securities Available for Sale, at Fair Value	3,499,781	3,841,715
Trading account debt securities, excluding derivatives	11,506	7,081
Equity securities at fair value	0	0
Mortgage servicing rights	0	0
Derivatives	0	0
Total assets measured at fair value on a nonrecurring basis	3,511,287	3,848,796
Liabilities
Derivatives	0	0
Total	0	0
Recurring | Level 1 | US Treasury Securities
Assets
Debt Securities Available for Sale, at Fair Value	3,499,781	3,841,715
Trading account debt securities, excluding derivatives	11,506	7,081
Recurring | Level 1 | Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Recurring | Level 1 | Obligations of Puerto Rico, States and political subdivisions
Assets
Debt Securities Available for Sale, at Fair Value		0
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 1 | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Recurring | Level 1 | Mortgage Backed Securities
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 1 | Other
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 1 | CMO
Assets
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 2
Assets
Debt Securities Available for Sale, at Fair Value	18,060,357	13,805,576
Trading account debt securities, excluding derivatives	24,509	32,270
Equity securities at fair value	29,590	21,327
Mortgage servicing rights	0	0
Derivatives	20,785	17,966
Total assets measured at fair value on a nonrecurring basis	18,135,241	13,877,139
Liabilities
Derivatives	(18,925)	(16,619)
Total	(18,925)	(16,619)
Recurring | Level 2 | US Treasury Securities
Assets
Debt Securities Available for Sale, at Fair Value	7,288,259	8,214,540
Trading account debt securities, excluding derivatives	0	2
Recurring | Level 2 | Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for Sale, at Fair Value	60,184	122,404
Recurring | Level 2 | Obligations of Puerto Rico, States and political subdivisions
Assets
Debt Securities Available for Sale, at Fair Value		6,975
Trading account debt securities, excluding derivatives	103	633
Recurring | Level 2 | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for Sale, at Fair Value	392,132	586,175
Recurring | Level 2 | Mortgage Backed Securities
Assets
Debt Securities Available for Sale, at Fair Value	10,319,547	4,875,132
Trading account debt securities, excluding derivatives	24,338	28,556
Recurring | Level 2 | Other
Assets
Debt Securities Available for Sale, at Fair Value	235	350
Trading account debt securities, excluding derivatives	0	3,003
Recurring | Level 2 | CMO
Assets
Trading account debt securities, excluding derivatives	68	76
Recurring | Level 3
Assets
Debt Securities Available for Sale, at Fair Value	1,014	1,182
Trading account debt securities, excluding derivatives	659	970
Equity securities at fair value	0	0
Mortgage servicing rights	118,395	150,906
Derivatives	0	0
Total assets measured at fair value on a nonrecurring basis	120,068	153,058
Liabilities
Derivatives	0	0
Total	0	0
Recurring | Level 3 | US Treasury Securities
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 3 | Obligations of U.S. Government sponsored entities
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Recurring | Level 3 | Obligations of Puerto Rico, States and political subdivisions
Assets
Debt Securities Available for Sale, at Fair Value		0
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 3 | Collateralized Mortgage Obligations - Federal agencies
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Recurring | Level 3 | Mortgage Backed Securities
Assets
Debt Securities Available for Sale, at Fair Value	1,014	1,182
Trading account debt securities, excluding derivatives	0	0
Recurring | Level 3 | Other
Assets
Debt Securities Available for Sale, at Fair Value	0	0
Trading account debt securities, excluding derivatives	381	440
Recurring | Level 3 | CMO
Assets
Trading account debt securities, excluding derivatives	$ 278	$ 530